Portfolio of investments—July 31, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Long positions: 113.12% Common stocks: 103.40%
Australia: 0.44%
Fortescue Metals Group Ltd. (Materials, Metals & mining)	30,053	$437,645
Pilbara Minerals Ltd. (Materials, Metals & mining)	35,639	115,863
Rio Tinto Ltd. (Materials, Metals & mining)	23,855	1,875,860
		2,429,368
Belgium: 1.67%
Ageas SA (Financials, Insurance)	31,002	1,313,361
Solvay SA (Materials, Chemicals)	65,861	7,900,389
		9,213,750
Canada: 5.13%
Aecon Group, Inc. (Industrials, Construction & engineering)	43,500	361,881
Alimentation Couche-Tard, Inc. (Consumer staples, Consumer staples distribution & retail)	17,100	865,731
Canadian Utilities Ltd. Class A (Utilities, Multi-utilities)	6,000	149,426
Constellation Software, Inc. (Information technology, Software)	1,300	2,746,557
Empire Co. Ltd. Class A (Consumer staples, Consumer staples distribution & retail)	103,100	2,799,842
Fairfax Financial Holdings Ltd. (Financials, Insurance)	2,100	1,675,413
George Weston Ltd. (Consumer staples, Consumer staples distribution & retail)	45,000	5,182,004
Imperial Oil Ltd. (Energy, Oil, gas & consumable fuels)	44,800	2,413,523
Metro, Inc. (Consumer staples, Consumer staples distribution & retail)	39,100	2,104,370
Open Text Corp. (Information technology, Software)	104,100	4,471,409
TFI International, Inc. (Industrials, Ground transportation)	42,400	5,442,081
		28,212,237
China: 0.80%
Xinyi Glass Holdings Ltd. (Industrials, Building products)	2,659,000	4,391,378
Denmark: 2.74%
Novo Nordisk AS Class B (Health care, Pharmaceuticals)	39,755	6,406,647
Pandora AS (Consumer discretionary, Textiles, apparel & luxury goods)	86,771	8,685,550
		15,092,197
Finland: 0.73%
Kesko Oyj Class B (Consumer staples, Consumer staples distribution & retail)	201,044	4,021,968
France: 0.98%
Bollore SE (Communication services, Entertainment)	240,551	1,520,794
Carrefour SA (Consumer staples, Consumer staples distribution & retail)	112,222	2,244,430
Casino Guichard Perrachon SA (Consumer staples, Consumer staples distribution & retail)†	320,579	835,370
Renault SA (Consumer discretionary, Automobiles)	17,947	787,435
		5,388,029
Germany: 2.37%
Deutsche Bank AG (Financials, Capital markets)	346,074	3,835,526
See accompanying notes to portfolio of investments
Allspring Global Long/Short Equity Fund | 1

Portfolio of investments—July 31, 2023 (unaudited)

	Shares	Value
Germany (continued)
Heidelberg Materials AG (Materials, Construction materials)	71,107	$5,762,026
Siemens AG (Industrials, Industrial conglomerates)	20,381	3,472,934
		13,070,486
Hong Kong: 2.32%
Jardine Matheson Holdings Ltd. (Industrials, Industrial conglomerates)	120,600	5,955,228
Swire Pacific Ltd. Class A (Real estate, Real estate management & development)	19,500	162,398
WH Group Ltd. (Consumer staples, Food products)144A	12,281,500	6,645,543
		12,763,169
Ireland: 0.04%
Medtronic PLC (Health care, Health care equipment & supplies)#	2,783	244,236
Italy: 1.43%
UniCredit SpA (Financials, Banks)	310,322	7,847,581
Japan: 9.58%
Chubu Electric Power Co., Inc. (Utilities, Electric utilities)	954,500	11,959,345
Hitachi Construction Machinery Co. Ltd. (Industrials, Machinery)	32,000	957,537
JFE Holdings, Inc. (Materials, Metals & mining)	510,900	8,248,953
Kansai Electric Power Co., Inc. (Utilities, Electric utilities)	815,700	10,721,955
Komatsu Ltd. (Industrials, Machinery)	58,600	1,632,801
Marubeni Corp. (Industrials, Trading companies & distributors)	72,200	1,275,610
Mitsubishi Corp. (Industrials, Trading companies & distributors)	81,500	4,161,934
Mitsui & Co. Ltd. (Industrials, Trading companies & distributors)	79,100	3,080,822
MS&AD Insurance Group Holdings, Inc. (Financials, Insurance)	81,800	3,042,812
Open House Group Co. Ltd. (Consumer discretionary, Household durables)	4,000	151,942
Sompo Holdings, Inc. (Financials, Insurance)	6,800	300,698
Sumitomo Corp. (Industrials, Trading companies & distributors)	287,700	6,161,894
Toyota Tsusho Corp. (Industrials, Trading companies & distributors)	18,200	1,061,182
		52,757,485
Marshall Islands: 0.66%
International Seaways, Inc. (Energy, Oil, gas & consumable fuels)#	84,627	3,629,652
Mauritius: 0.05%
Golden Agri-Resources Ltd. (Consumer staples, Food products)	1,431,200	269,073
Netherlands: 1.60%
NXP Semiconductors NV (Information technology, Semiconductors & semiconductor equipment)#	1,199	267,353
Stellantis NV (Consumer discretionary, Automobiles)	415,689	8,521,244
		8,788,597
Singapore: 0.15%
Hafnia Ltd. (Energy, Oil, gas & consumable fuels)	132,003	718,296
Venture Corp. Ltd. (Information technology, Electronic equipment, instruments & components)	11,700	131,804
		850,100
See accompanying notes to portfolio of investments
2 | Allspring Global Long/Short Equity Fund

Portfolio of investments—July 31, 2023 (unaudited)

	Shares	Value
Spain: 0.51%
Repsol SA (Energy, Oil, gas & consumable fuels)	183,071	$2,797,884
Sweden: 3.10%
Atlas Copco AB Class B (Industrials, Machinery)	258,470	3,190,851
Embracer Group AB Class B (Communication services, Entertainment)†	155,623	447,292
Essity AB Class B (Consumer staples, Household products)	113,472	2,812,438
Securitas AB Class B (Industrials, Commercial services & supplies)†	475,596	4,046,434
Volvo AB Class A (Industrials, Machinery)	60,175	1,363,976
Volvo AB Class B (Industrials, Machinery)	236,715	5,218,281
		17,079,272
Switzerland: 1.49%
Adecco Group AG (Industrials, Professional services)	23,589	957,842
CIE Financiere Richemont SA Class A (Consumer discretionary, Textiles, apparel & luxury goods)	8,101	1,303,332
Coca-Cola HBC AG (Consumer staples, Beverages)†	3,104	91,302
Holcim Ltd. (Materials, Construction materials)	35,579	2,472,436
Roche Holding AG (Health care, Pharmaceuticals)	7,261	2,406,317
Swatch Group AG (Consumer discretionary, Textiles, apparel & luxury goods)	2,978	950,720
		8,181,949
United Kingdom: 4.75%
3i Group PLC (Financials, Capital markets)	159,212	4,039,498
Bank of Georgia Group plc (Financials, Banks)	27,999	1,169,603
CK Hutchison Holdings Ltd. (Industrials, Industrial conglomerates)	2,275,500	14,034,229
Coca-Cola Europacific Partners PLC (Consumer staples, Beverages)#	42,898	2,719,304
TORM PLC Class A (Energy, Oil, gas & consumable fuels)	27,877	686,087
Unilever PLC (Consumer staples, Personal care products)	65,079	3,500,285
		26,149,006
United States: 62.86%
3M Co. (Industrials, Industrial conglomerates)#	19,956	2,225,094
AbbVie, Inc. (Health care, Biotechnology)#	16,024	2,396,870
Adeia, Inc. (Information technology, Software)#	42,890	515,538
Adobe, Inc. (Information technology, Software)†#	15,487	8,458,535
Alphabet, Inc. Class A (Communication services, Interactive media & services)†#	51,562	6,843,309
Alphabet, Inc. Class C (Communication services, Interactive media & services)†#	32,830	4,370,001
A-Mark Precious Metals, Inc. (Financials, Financial services)#	31,169	1,271,384
AMC Networks, Inc. Class A (Communication services, Media)†#	38,058	480,292
American International Group, Inc. (Financials, Insurance)#	8,032	484,169
Amgen, Inc. (Health care, Biotechnology)#	2,105	492,886
Apple, Inc. (Information technology, Technology hardware, storage & peripherals)#	79,981	15,712,267
Archer-Daniels-Midland Co. (Consumer staples, Food products)#	1,553	131,943
AT&T, Inc. (Communication services, Diversified telecommunication services)#	76,071	1,104,551
AutoZone, Inc. (Consumer discretionary, Specialty retail)†#	329	816,486
Axcelis Technologies, Inc. (Information technology, Semiconductors & semiconductor equipment)†#	5,877	1,178,221
Bandwidth, Inc. Class A (Communication services, Diversified telecommunication services)†#	180,389	2,732,893
See accompanying notes to portfolio of investments
Allspring Global Long/Short Equity Fund | 3

Portfolio of investments—July 31, 2023 (unaudited)

	Shares	Value
United States (continued)
Beazer Homes USA, Inc. (Consumer discretionary, Household durables)†#	35,062	$1,179,135
Booking Holdings, Inc. (Consumer discretionary, Hotels, restaurants & leisure)†#	3,554	10,558,223
Bristol-Myers Squibb Co. (Health care, Pharmaceuticals)#	21,679	1,348,217
Broadcom, Inc. (Information technology, Semiconductors & semiconductor equipment)#	2,303	2,069,591
Builders FirstSource, Inc. (Industrials, Building products)†#	8,669	1,252,064
Campbell Soup Co. (Consumer staples, Food products)#	27,064	1,240,072
Catalyst Pharmaceuticals, Inc. (Health care, Biotechnology)†#	216,370	2,992,397
Caterpillar, Inc. (Industrials, Machinery)#	30,444	8,072,835
Centene Corp. (Health care, Health care providers & services)†#	27,677	1,884,527
Chegg, Inc. (Consumer discretionary, Diversified consumer services)†#	23,760	240,689
Chipotle Mexican Grill, Inc. Class A (Consumer discretionary, Hotels, restaurants & leisure)†#	893	1,752,316
Cisco Systems, Inc. (Information technology, Communications equipment)#	96,502	5,021,964
Clearway Energy, Inc. Class A (Utilities, Independent power and renewable electricity producers)#	54,472	1,343,824
Conagra Brands, Inc. (Consumer staples, Food products)#	287,176	9,422,245
Consolidated Edison, Inc. (Utilities, Multi-utilities)#	73,525	6,974,582
Coterra Energy, Inc. (Energy, Oil, gas & consumable fuels)#	105,589	2,907,921
CVS Health Corp. (Health care, Health care providers & services)#	122,940	9,182,389
D.R. Horton, Inc. (Consumer discretionary, Household durables)#	17,823	2,263,877
Deere & Co. (Industrials, Machinery)#	5,407	2,322,847
Domino’s Pizza, Inc. (Consumer discretionary, Hotels, restaurants & leisure)#	4,435	1,759,542
Dropbox, Inc. Class A (Information technology, Software)†#	312,007	8,408,589
Eagle Pharmaceuticals, Inc. (Health care, Biotechnology)†#	65,979	1,369,724
Emergent BioSolutions, Inc. (Health care, Biotechnology)†#	201,907	1,389,120
Encore Wire Corp. (Industrials, Electrical equipment)#	362	61,790
Enphase Energy, Inc. (Information technology, Semiconductors & semiconductor equipment)†#	11,948	1,814,065
Everest Group Ltd. (Financials, Insurance)#	28,269	10,191,257
First Citizens BancShares, Inc. Class A (Financials, Banks)#	886	1,268,132
First Solar, Inc. (Information technology, Semiconductors & semiconductor equipment)†#	23,112	4,793,429
Ford Motor Co. (Consumer discretionary, Automobiles)#	110,269	1,456,653
General Dynamics Corp. (Industrials, Aerospace & defense)#	16,735	3,741,611
General Motors Co. (Consumer discretionary, Automobiles)#	52,686	2,021,562
Genworth Financial, Inc. Class A (Financials, Insurance)†#	264,047	1,547,315
GEO Group, Inc. (Industrials, Commercial services & supplies)†#	227,786	1,701,561
Gilead Sciences, Inc. (Health care, Biotechnology)#	199,679	15,203,559
Hewlett Packard Enterprise Co. (Information technology, Technology hardware, storage & peripherals)#	441,884	7,679,944
HF Sinclair Corp. (Energy, Oil, gas & consumable fuels)#	154,181	8,031,288
Hubbell, Inc. (Industrials, Electrical equipment)#	0	0
Humana, Inc. (Health care, Health care providers & services)#	2,935	1,340,796
Ingles Markets, Inc. Class A (Consumer staples, Consumer staples distribution & retail)#	10,211	865,893
Invesco Ltd. (Financials, Capital markets)#	109,445	1,838,676
Juniper Networks, Inc. (Information technology, Communications equipment)#	14,200	394,760
Kimberly-Clark Corp. (Consumer staples, Household products)#	119,643	15,445,911
See accompanying notes to portfolio of investments
4 | Allspring Global Long/Short Equity Fund

Portfolio of investments—July 31, 2023 (unaudited)

	Shares	Value
United States (continued)
KLA Corp. (Information technology, Semiconductors & semiconductor equipment)#	2,745	$1,410,793
Kraft Heinz Co. (Consumer staples, Food products)#	195,466	7,071,960
Kroger Co. (Consumer staples, Consumer staples distribution & retail)#	4,679	227,587
Lennar Corp. Class A (Consumer discretionary, Household durables)#	35,282	4,474,816
Ligand Pharmaceuticals, Inc. (Health care, Pharmaceuticals)†#	27,275	1,825,516
Lockheed Martin Corp. (Industrials, Aerospace & defense)#	7,317	3,266,089
Lumen Technologies, Inc. (Communication services, Diversified telecommunication services)#	489,022	875,349
Merck & Co., Inc. (Health care, Pharmaceuticals)#	17,071	1,820,622
MetLife, Inc. (Financials, Insurance)#	123,981	7,807,084
MGM Resorts International (Consumer discretionary, Hotels, restaurants & leisure)#	204,201	10,367,285
Microchip Technology, Inc. (Information technology, Semiconductors & semiconductor equipment)#	49,869	4,684,694
Microsoft Corp. (Information technology, Software)#	21,497	7,221,272
Molson Coors Beverage Co. Class B (Consumer staples, Beverages)#	45,579	3,180,047
Netflix, Inc. (Communication services, Entertainment)†#	2,270	996,462
NRG Energy, Inc. (Utilities, Electric utilities)#	209,294	7,951,079
Nucor Corp. (Materials, Metals & mining)#	33,026	5,683,444
NVIDIA Corp. (Information technology, Semiconductors & semiconductor equipment)#	12,470	5,827,106
Olympic Steel, Inc. (Materials, Metals & mining)#	20,088	1,120,710
Oracle Corp. (Information technology, Software)#	16,874	1,978,139
PACCAR, Inc. (Industrials, Machinery)#	38,431	3,310,062
Pfizer, Inc. (Health care, Pharmaceuticals)#	15,223	548,941
Photronics, Inc. (Information technology, Semiconductors & semiconductor equipment)†#	20,524	542,860
Prudential Financial, Inc. (Financials, Insurance)#	8,905	859,243
Public Storage (Real estate, Specialized REITs)#	16,171	4,556,179
PulteGroup, Inc. (Consumer discretionary, Household durables)#	92,938	7,843,038
QUALCOMM, Inc. (Information technology, Semiconductors & semiconductor equipment)#	21,086	2,786,937
SilverBow Resources, Inc. (Energy, Oil, gas & consumable fuels)†#	69,074	2,473,540
Sprouts Farmers Market, Inc. (Consumer staples, Consumer staples distribution & retail)†#	5,059	198,566
Steel Dynamics, Inc. (Materials, Metals & mining)#	65,431	6,973,636
Super Micro Computer, Inc. (Information technology, Technology hardware, storage & peripherals)†#	7,911	2,612,766
Titan Machinery, Inc. (Industrials, Trading companies & distributors)†#	50,072	1,598,298
UGI Corp. (Utilities, Gas utilities)#	98,953	2,670,741
United Natural Foods, Inc. (Consumer staples, Consumer staples distribution & retail)†#	119,411	2,483,749
VeriSign, Inc. (Information technology, IT services)†#	7,625	1,608,494
Vertex Pharmaceuticals, Inc. (Health care, Biotechnology)†#	1,568	552,469
Viatris, Inc. (Health care, Pharmaceuticals)#	111,938	1,178,707
Wabash National Corp. (Industrials, Machinery)#	133,588	3,163,364
See accompanying notes to portfolio of investments
Allspring Global Long/Short Equity Fund | 5

Portfolio of investments—July 31, 2023 (unaudited)

	Shares	Value
United States (continued)
Walgreens Boots Alliance, Inc. (Consumer staples, Consumer staples distribution & retail)#	287,165	$8,606,335
Xerox Holdings Corp. (Information technology, Technology hardware, storage & peripherals)#	10,211	163,172
		346,090,482
Total common stocks (Cost $529,520,040)		569,267,899

	Dividend rate
Preferred stocks: 1.11%
Germany: 1.11%
Bayerische Motoren Werke AG (Consumer discretionary, Automobiles)	9.36%	11,509	1,293,254
Schaeffler AG (Consumer discretionary, Automobile components)	0.49	72,282	460,950
Volkswagen AG (Consumer discretionary, Automobiles)	9.62	32,753	4,341,599
Total preferred stocks (Cost $5,734,627)			6,095,803

		Yield
Short-term investments: 8.61%
Investment companies: 8.61%
Allspring Government Money Market Fund Select Class♠∞		5.19	47,411,079	47,411,079
Total short-term investments (Cost $47,411,079)				47,411,079
Total investments in securities (Cost $582,665,746)	113.12%			622,774,781

Securities sold short: (32.02)%
Common stocks: (32.02)%
Australia: (0.22)%
APA Group (Utilities, Gas utilities)	(93,816)	(630,162)
BrainChip Holdings Ltd. (Information technology, Software)†	(1,963,779)	(474,865)
De Grey Mining Ltd. (Materials, Metals & mining)†	(87,730)	(78,669)
(1,183,696)
Canada: (1.33)%
Ballard Power Systems, Inc. (Industrials, Electrical equipment)†	(187,599)	(892,008)
Energy Fuels, Inc. (Energy, Oil, gas & consumable fuels)†	(131,400)	(842,020)
Filo Corp. (Materials, Metals & mining)†	(71,500)	(1,352,300)
NexGen Energy Ltd. (Energy, Oil, gas & consumable fuels)†	(776,200)	(3,808,451)
Pan American Silver Corp. (Materials, Metals & mining)	(26,100)	(441,779)
(7,336,558)
Denmark: (0.09)%
Vestas Wind Systems AS (Industrials, Electrical equipment)†	(18,087)	(484,747)
France: (0.28)%
Gecina SA (Real estate, Office REITs)	(14,241)	(1,539,963)
See accompanying notes to portfolio of investments
6 | Allspring Global Long/Short Equity Fund

Portfolio of investments—July 31, 2023 (unaudited)

	Shares	Value
Germany: (2.00)%
adidas AG (Consumer discretionary, Textiles, apparel & luxury goods)	(4,487)	$(907,756)
Delivery Hero SE (Consumer discretionary, Hotels, restaurants & leisure)144A†	(147,072)	(6,672,787)
Deutsche Boerse AG (Financials, Capital markets)	(9,320)	(1,786,112)
HelloFresh SE (Consumer staples, Consumer staples distribution & retail)†	(58,410)	(1,663,987)
(11,030,642)
Italy: (0.17)%
Telecom Italia SpA (Communication services, Diversified telecommunication services)†	(3,319,470)	(957,332)
Japan: (3.09)%
GMO Payment Gateway, Inc. (Financials, Financial services)	(1,000)	(76,161)
JTOWER, Inc. (Communication services, Diversified telecommunication services)†	(61,000)	(3,108,635)
Kawasaki Kisen Kaisha Ltd. (Industrials, Marine transportation)	(164,600)	(4,954,256)
M3, Inc. (Health care, Health care technology)	(227,100)	(5,208,781)
Orix JREIT, Inc. (Real estate, Office REITs)	(1,512)	(1,922,615)
Pacific Metals Co. Ltd. (Materials, Metals & mining)†	(58,300)	(680,676)
Septeni Holdings Co. Ltd. (Communication services, Media)	(379,700)	(1,080,930)
(17,032,054)
Netherlands: (1.99)%
Aegon NV (Financials, Insurance)	(609,768)	(3,314,656)
Airbus SE (Industrials, Aerospace & defense)	(22,952)	(3,381,083)
Argenx SE (Health care, Biotechnology)†	(5,603)	(2,815,349)
Ferrovial SE (Industrials, Construction & engineering)	(34,996)	(1,159,730)
Prosus NV (Consumer discretionary, Broadline retail)†	(3,845)	(304,513)
(10,975,331)
Spain: (1.61)%
Cellnex Telecom SA (Communication services, Diversified telecommunication services)144A	(172,061)	(7,026,188)
EDP Renovaveis SA (Utilities, Independent power and renewable electricity producers)	(94,866)	(1,811,781)
(8,837,969)
Sweden: (1.27)%
EQT AB (Financials, Capital markets)	(126,827)	(3,028,985)
PowerCell Sweden AB (Industrials, Electrical equipment)†	(104,867)	(965,744)
Sagax AB Class B (Real estate, Real estate management & development)	(134,877)	(2,997,010)
(6,991,739)
United Kingdom: (1.68)%
Ceres Power Holdings PLC (Industrials, Electrical equipment)†	(135,774)	(635,299)
ITM Power PLC (Industrials, Electrical equipment)†	(297,206)	(353,118)
Ocado Group PLC (Consumer staples, Consumer staples distribution & retail)†	(523,696)	(6,306,845)
Petrofac Ltd. (Energy, Energy equipment & services)†	(456,213)	(460,188)
Prudential PLC (Financials, Insurance)	(103,059)	(1,431,722)
Segro PLC REIT (Real estate, Industrial REITs)	(7,267)	(71,158)
(9,258,330)
See accompanying notes to portfolio of investments
Allspring Global Long/Short Equity Fund | 7

Portfolio of investments—July 31, 2023 (unaudited)

		Shares	Value
United States: (18.29)%
Alcoa Corp. (Materials, Metals & mining)		(151,768)	$(5,492,484)
Alnylam Pharmaceuticals, Inc. (Health care, Biotechnology)†		(5,987)	(1,169,860)
American Express Co. (Financials, Consumer finance)		(11,474)	(1,937,729)
Amyris, Inc. (Materials, Chemicals)†		(1,238,078)	(1,097,928)
Baker Hughes Co. Class A (Energy, Energy equipment & services)		(145,702)	(5,214,675)
Bills Holdings, Inc. (Information technology, Software)†		(807)	(101,149)
Ceridian HCM Holding, Inc. (Industrials, Professional services)†		(14,514)	(1,027,736)
Clear Channel Outdoor Holdings, Inc. (Communication services, Media)†		(387,475)	(697,455)
Coinbase Global, Inc. Class A (Financials, Capital markets)†		(19,222)	(1,895,481)
DoorDash, Inc. Class A (Consumer discretionary, Hotels, restaurants & leisure)†		(4,334)	(393,484)
Dynex Capital, Inc. (Financials, Mortgage real estate investment trusts (REITs))		(416,195)	(5,431,345)
Evolent Health, Inc. Class A (Health care, Health care technology)†		(3,343)	(101,594)
Healthcare Realty Trust, Inc. Class A (Real estate, Health care REITs)		(75,025)	(1,465,238)
Intrepid Potash, Inc. (Materials, Chemicals)†		(56,668)	(1,558,370)
Joby Aviation, Inc. (Industrials, Passenger airlines)†		(192,306)	(1,721,139)
Kinetik Holdings, Inc. Class A (Energy, Oil, gas & consumable fuels)		(11,244)	(404,784)
LendingClub Corp. (Financials, Consumer finance)†		(101,400)	(850,746)
Lucid Group, Inc. (Consumer discretionary, Automobiles)†		(635,666)	(4,837,418)
Luminar Technologies, Inc. Class A (Consumer discretionary, Automobile components)†		(267,964)	(1,982,934)
NextDecade Corp. (Energy, Oil, gas & consumable fuels)†		(222,026)	(1,236,685)
NuScale Power Corp. (Industrials, Electrical equipment)†		(249,971)	(1,894,780)
Paylocity Holding Corp. (Industrials, Professional services)†		(13,379)	(3,035,026)
Plug Power, Inc. (Industrials, Electrical equipment)†		(106,199)	(1,393,331)
QuantumScape Corp. Class A (Consumer discretionary, Automobile components)†		(269,567)	(3,587,937)
Rivian Automotive, Inc. Class A (Consumer discretionary, Automobiles)†		(173,868)	(4,805,711)
Roblox Corp. Class A (Communication services, Entertainment)†		(131,989)	(5,180,568)
Roku, Inc. (Communication services, Entertainment)†		(8,706)	(838,127)
Snap, Inc. Class A (Communication services, Interactive media & services)†		(313,935)	(3,566,302)
Snowflake, Inc. Class A (Information technology, IT services)†		(23,869)	(4,241,760)
Solid Power, Inc. (Consumer discretionary, Automobile components)†		(175,578)	(502,153)
Tellurian, Inc. (Energy, Oil, gas & consumable fuels)†		(1,399,991)	(2,407,985)
Tesla, Inc. (Consumer discretionary, Automobiles)†		(3,457)	(924,505)
Toast, Inc. Class A (Financials, Financial services)†		(76,993)	(1,699,235)
Trade Desk, Inc. Class A (Communication services, Media)†		(73,808)	(6,735,718)
Uranium Energy Corp. (Energy, Oil, gas & consumable fuels)†		(633,344)	(2,280,038)
Western Digital Corp. (Information technology, Technology hardware, storage & peripherals)†		(182,128)	(7,751,368)
Wolfspeed, Inc. (Information technology, Semiconductors & semiconductor equipment)†		(90,198)	(5,944,048)
Zillow Group, Inc. Class C (Real estate, Real estate management & development)†		(97,369)	(5,273,505)
(100,680,331)
Total securities sold short (Proceeds $(165,795,527))	(32.02)%		(176,308,692)
Other assets and liabilities, net	18.90		104,069,311
Total net assets	100.00%		$550,535,400

See accompanying notes to portfolio of investments
8 | Allspring Global Long/Short Equity Fund

Portfolio of investments—July 31, 2023 (unaudited)

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
#	All or a portion of this security is segregated as collateral for securities sold short.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$417,149,416	$(369,738,337)	$0	$0	$47,411,079	47,411,079	$2,184,063
See accompanying notes to portfolio of investments
Allspring Global Long/Short Equity Fund | 9

Notes to portfolio of investments—July 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2023, such fair value pricing was not used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Short sales
The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.
The Fund records the proceeds as a liability which is marked-to-market daily based upon quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss.  Any interest or dividends accrued on such borrowed securities during the period of the loan are recorded as an expense. To borrow the security, the Fund may be required to pay a premium, which would decrease the proceeds of the security sold.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the closing of a short sale if the market price at the closing is less than or greater than, respectively, the proceeds originally received. Until the short sale is closed or the borrowed security is replaced, the Fund maintains a segregated account of cash or liquid securities, the dollar value of which is at least equal to the market value of the security at the time of the short sale.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in
10 | Allspring Global Long/Short Equity Fund

Notes to portfolio of investments—July 31, 2023 (unaudited)
active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Global Long/Short Equity Fund | 11

Notes to portfolio of investments—July 31, 2023 (unaudited)
 The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$2,429,368	$0	$0	$2,429,368
Belgium	9,213,750	0	0	9,213,750
Canada	28,212,237	0	0	28,212,237
China	4,391,378	0	0	4,391,378
Denmark	15,092,197	0	0	15,092,197
Finland	4,021,968	0	0	4,021,968
France	5,388,029	0	0	5,388,029
Germany	13,070,486	0	0	13,070,486
Hong Kong	12,763,169	0	0	12,763,169
Ireland	244,236	0	0	244,236
Italy	7,847,581	0	0	7,847,581
Japan	52,757,485	0	0	52,757,485
Marshall Islands	3,629,652	0	0	3,629,652
Mauritius	269,073	0	0	269,073
Netherlands	8,788,597	0	0	8,788,597
Singapore	850,100	0	0	850,100
Spain	2,797,884	0	0	2,797,884
Sweden	17,079,272	0	0	17,079,272
Switzerland	8,181,949	0	0	8,181,949
United Kingdom	26,149,006	0	0	26,149,006
United States	346,090,482	0	0	346,090,482
Preferred stocks
Germany	6,095,803	0	0	6,095,803
Short-term investments
Investment companies	47,411,079	0	0	47,411,079
Total assets	$622,774,781	$0	$0	$622,774,781
Liabilities
Securities Sold Short
Common stocks
Australia	$1,183,696	$0	$0	$1,183,696
Canada	7,336,558	0	0	7,336,558
Denmark	484,747	0	0	484,747
France	1,539,963	0	0	1,539,963
Germany	11,030,642	0	0	11,030,642
Italy	957,332	0	0	957,332
Japan	17,032,054	0	0	17,032,054
Netherlands	10,975,331	0	0	10,975,331
Spain	8,837,969	0	0	8,837,969
Sweden	6,991,739	0	0	6,991,739
United Kingdom	9,258,330	0	0	9,258,330
United States	100,680,331	0	0	100,680,331
Total liabilities	$176,308,692	$0	$0	$176,308,692
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended July 31, 2023, the Fund did not have any transfers into/out of Level 3.
12 | Allspring Global Long/Short Equity Fund